Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 18	$ 70,123	$ (15,575)	$ 54,566
Balance, shares at Dec. 31, 2015	18,244,671
Issuance of common stock - EIP, shares	33,222
Net loss			(5,813)	(5,813)
Balance at Dec. 31, 2016	$ 18	70,123	(21,388)	48,753
Balance, shares at Dec. 31, 2016	18,277,893
Issuance of common stock - EIP, shares	200,000
Issuance of common stock	$ 3	4,288		4,291
Issuance of common stock, shares	2,400,000
Stock compensation		355		355
Net loss			(5,243)	(5,243)
Balance at Dec. 31, 2017	$ 21	74,766	(26,631)	48,156
Balance, shares at Dec. 31, 2017	20,877,893
Net proceeds from the issuance of common stock		1		1
Net proceeds from the issuance of common stock, shares	182,297
Net loss			(8,214)	(8,214)
Balance at Dec. 31, 2018	$ 21	$ 74,767	$ (34,845)	$ 39,943
Balance, shares at Dec. 31, 2018	21,060,190